2. Investment securities, Contractual Maturity (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Amortized Cost
Due within one year	$ 21,379
Due from one to five years	80,932
Due from five to ten years	32,271
Due after ten years	6,569
Mortgage-backed securities	52,145
Total	193,296
Estimated Fair Value
Due within one year	21,426
Due from one to five years	82,325
Due from five to ten years	32,174
Due after ten years	6,550
Mortgage-backed securities	52,103
Total	$ 194,578